Supplement to Prospectus

        John Hancock Greater China Opportunities Fund dated June 1, 2005

John Hancock Mid Cap Equity Fund, dated March 1, 2005 as revised January 3, 2006

    John Hancock Small Cap Fund, dated March 1, 2005 as revised July 1, 2005

               John Hancock Small Cap Intrinsic Value Fund, dated
                    March 1, 2005 as revised January 3, 2006

                 John Hancock Greater China Opportunities Fund,
               Institutional Class I Prospectus dated June 1, 2005

                        John Hancock Mid Cap Equity Fund,
 Institutional Class I Prospectus dated March 1, 2005 as revised January 3, 2006

                          John Hancock Small Cap Fund,
  Institutional Class I Prospectus dated March 1, 2005 as revised July 1, 2005

  John Hancock Small Cap Intrinsic Value Fund, Institutional Class I Prospectus
                 dated March 1, 2005 as revised January 3, 2006


In the "Selling Shares" section of each Prospectus referenced above, the following requirement has been added to the "Selling shares in writing" table with respect to (1) Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s) and (2) Executors of shareholder estates:

   o Inheritance Tax Waiver (if applicable)




January 3, 2006

               Supplement to Statement of Additional Information

                        John Hancock Mid Cap Equity Fund-
                      March 1, 2005 as revised July 1, 2005

                  John Hancock Small Cap Intrinsic Value Fund-
                    February 22, 2005 as revised July 1, 2005


The section "Transfer Agent Services" in the Statement of Additional Information has been deleted and replaced with the following:

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services monthly a fee which is based on an annual rate of $16.00 for each Class A shareholder account and $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account. The Fund also pays Signature Services monthly a fee which is based on an annual rate of 0.05% of average daily net assets attributable to Class A, Class B and Class C shares. For Class A, B, and C shares, the Fund also pays certain out-of pocket expenses. Expenses for Class A, B and C shares are aggregated and allocated to each class on the basis of their relative net asset values. Signature Services agreed to voluntarily reduce the asset-based portion of the Fund's transfer agent fee for Class A, B and C shares if the total transfer agent fee exceeds the Lipper Inc. median transfer agency fee for comparable mutual funds by 0.05%. The Fund pays Signature
Services monthly a fee which is based on an annual rate of 0.05% of average daily net assets attributable to Class I shares. For shares held of record in omnibus or other group accounts where administration and other shareholder services are provided by the Selling Firm or group administrator, the Selling Firm or administrator will charge a service fee to the Fund. For such shareholders, Signature Services does not charge its account fee.


January 3, 2006

--------------------------------------------------- ---------------------------------------------------------
John Hancock Balanced Fund                          John Hancock Money Market Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Bond Fund                              John Hancock Multi Cap Growth Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Financial Industries Fund              John Hancock Real Estate Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Focused Equity Fund                    John Hancock Regional Bank Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Government Income Fund                 John Hancock Small Cap Equity Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Growth Trends Fund                     John Hancock Small Cap Growth Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Health Sciences Fund                   John Hancock Small Cap Intrinsic Value Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock High Yield Fund                        John Hancock Sovereign Investors Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Investment Grade Bond Fund             John Hancock Strategic Income Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Large Cap Equity Fund                  John Hancock Technology Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Large Cap Intrinsic Value Fund         John Hancock Technology Leaders Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Mid Cap Equity Fund                    John Hancock U.S. Government Cash Reserve
--------------------------------------------------- ---------------------------------------------------------
John Hancock Mid Cap Growth Fund
--------------------------------------------------- ---------------------------------------------------------

                Supplement to Statement of Additional Information

The following has been added to the "Organization of the Fund" section of each Fund's Statement of Additional Information:

ORGANIZATION OF THE FUND

The investment sub-adviser to the Fund is Sovereign Asset Management LLC ("Sovereign" or the "Sub-Adviser"). Sovereign is responsible for providing investment advice to the Fund subject to the review of the Trustees and the overall supervision of the Adviser. The Sub-Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199, was organized in 1979 and as of September 30, 2005 had approximately $1.5 billion in assets under management. The Sub-Adviser is a wholly-owned indirect subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Coproration).

The following has been added to the "Investment Advisory and Other Services" section of each Fund's Statement of Additional Information:

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser under which the Sub-Adviser, subject to the review of the Trustees and the overall supervision of the Adviser, is responsible for managing the investment operations of the Fund and the composition of the Fund's portfolio and furnishing the Fund with advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.

Pursuant to the Advisory Agreement and Sub-Advisory Agreement, the Adviser and Sub-Adviser are not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which their respective Agreements relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Sub-Adviser in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable Agreements.

As compensation for its services under the Sub-Advisory Agreement, the Adviser (not the Fund) pays the Sub-Adviser monthly a fee based on a stated annual percentage of the average daily net assets of each Fund:

----------------------- ----------- ------------ ------------ ------------ ------------ ------------
Balanced Fund             to $2        > $2
                         billion      billion
                          0.300%      0.250%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                         to $1.5    $1.5 - 2.0   $2.0 - 2.5     > $2.5
Bond Fund                billion      billion      billion      billion
                          0.200%      0.125%       0.100%       0.100%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
Financial Industries     to $500     next $500       next         > $2
Fund                     million      million      billion      billion
                          0.400%      0.300%       0.250%       0.250%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                         to $800      > $800
Focused Equity Fund      million      million
                          0.350%      0.300%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                         to $300     next $300      >$600
Government Income Fund   million      million      million
                          0.200%      0.150%       0.100%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                         to $2.4      > $2.4
Growth Trends Fund       billion      billion
                          0.350%      0.250%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                         to $200      > $200
Health Sciences Fund     million      million
                          0.450%      0.400%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                                                    $150         $2.5
                                                  million -    billion -
                         to $75       next $75      $2.5         $5.0         > $5
High Yield Fund          million      million      billion      billion      billion
                          0.275%      0.275%       0.225%       0.150%       0.150%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
Investment Grade Bond    to $1.5      > $1.5
Fund                     billion      billion
                          0.200%      0.100%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                          to $3        > $3
Large Cap Equity Fund    billion      billion
                          0.325%      0.200%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
Large Cap Intrinsic     All Assets
Value Fund
                          0.325%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                         to $500     next $500       > $1
Mid Cap Equity Fund      million      million      billion
                          0.350%      0.300%       0.250%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------

----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                         to $500     next $500       > $1
Mid Cap Growth Fund      million      million      billion
                          0.350%      0.300%       0.250%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                         to $500     next $500
Money Market Fund        million      million
                          0.050%      0.020%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                         to $750       > $750
Multi Cap Growth Fund    million      million
                          0.350%      0.250%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                         to $1.5       > $1.5
Real Estate Fund         billion      billion
                          0.350%      0.300%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                         to $500     next $500       next         > $2
Regional Bank Fund       million      million      billion      billion
                          0.400%      0.300%       0.250%       0.250%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                          to $1        > $1
Small Cap Equity Fund    billion      billion
                          0.450%      0.400%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                         to $1.5       > $1.5
Small Cap Growth Fund    billion      billion
                          0.450%      0.400%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
Small Cap Intrinsic      to $500     next $500       > $1
Value Fund               million      million      billion
                          0.500%      0.450%       0.400%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
Sovereign Investors      to $750     next $750       next        > $2.5
Fund                     million      million      billion      billion
                          0.325%      0.250%       0.250%       0.200%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                                       $100 -       $250 -       $500 -
                         to $100       $250         $500         $650       $650m -
Strategic Income Fund    million      million      million      million     $1billion   >$1 billion
                          0.275%      0.275%       0.275%       0.200%       0.200%       0.150%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                        to $100     next $700      > $800
Technology Fund          million      million      million
                          0.450%      0.400%       0.350%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
Technology Leaders      All Assets
Fund
                          0.400%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                         to $500     next $500
US Gov't Cash Reserve    million      million
                          0.050%      0.020%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------

The information under the section "Additional Information about the Portfolio Managers", under the caption "Compensation of Portfolio Managers", has been changed as follows:

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

Compensation of Portfolio Managers. The Sub-Adviser has adopted a system of compensation for portfolio managers and others involved in the investment process that is applied systematically among investment professionals. At the Sub-Adviser, the structure of compensation of investment professionals is currently comprised of the following basic components: base salary, and an annual investment bonus plan, as well as customary benefits that are offered generally to all full-time employees of the Sub-Adviser. A limited number of senior portfolio managers, who serve as officers of both the Sub-Adviser and its parent company, may also receive options or restricted stock grants of common shares of Manulife Financial. The following describes each component of the compensation package for the individuals identified as a portfolio manager for the fund.

  o Base salary. Base compensation is fixed and normally reevaluated on an annual basis. The Sub-Adviser seeks to set compensation at market rates, taking into account the experience and responsibilities of the investment professional.

  o Investment Bonus Plan. Only investment professionals are eligible to participate in the Investment Bonus Plan. Under the plan, investment professionals are eligible for an annual bonus. The plan is intended to provide a competitive level of annual bonus compensation that is tied to the investment professional achieving superior investment performance and aligns the financial incentives of the Sub-Adviser and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be well in excess of base salary. While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses under the plan:

     o Investment Performance: The investment performance of all accounts managed by the investment professional over one and three- year periods are considered. The pre-tax performance of each account is measured relative to an appropriate peer group benchmark (for example a Morningstar large cap growth peer group if the fund invests primarily in large cap stocks with a growth strategy). With respect to fixed income accounts, relative yields are also used to measure performance.

     o The Profitability of the Sub-Adviser: The profitability of the Sub-Adviser and its parent company are also considered in determining bonus awards, with greater emphasis placed upon the profitability of the Sub-Adviser.

     o Non-Investment Performance: The more intangible contributions of an investment professional to the Sub-Adviser's business, including the investment professional's support of sales activities, new fund/strategy idea generation, professional growth and development, and management, where applicable, are evaluating in determining the amount of any bonus award.

  o Options and Stock Grants. A limited number of senior investment professionals may receive options to purchase shares of Manulife Financial stock. Generally, such option would permit the investment professional to purchase a set amount of stock at the market price on the date of grant. The option can be exercised for a set period (normally a number of years or until termination of employment) and the investment professional would exercise the option if the market value of Manulife Financial stock increases. Some investment professionals may receive restricted stock grants, where the investment professional is entitle to receive the stock at no or nominal cost, provided that the stock is forgone if the investment professional's employment is terminated prior to a vesting date.

The Sub-Adviser also permits investment professionals to participate on a voluntary basis in a deferred compensation plan, under which the investment professional may elect on an annual basis to defer receipt of a portion of their compensation until retirement. Participation in the plan is voluntary. No component of the compensation arrangements for the investment professionals involves mandatory deferral arrangements.

While the profitability of the Sub-Adviser and the investment performance of the accounts that the investment professionals maintain are factors in determining an investment professional's overall compensation, the investment professional's compensation is not linked directly to the net asset value of any fund.


The information under the section "Brokerage Allocation" has been changed as follows:

BROKERAGE ALLOCATION

In the "Brokerage Allocation" section, all references to "Adviser" have been deleted and replaced with "Adviser or Sub-Adviser."


December 31, 2005

                            John Hancock Equity Funds
                          Supplement to the Prospectus
                   dated May 1, 2005 as revised July 1, 2005

                            John Hancock Equity Funds
               Supplement to the Prospectus- Institutional Class I
                    dated May 1, 2005 as revised July 1, 2005

                            John Hancock Sector Funds
                          Supplement to the Prospectus
                  dated March 1, 2005 as revised July 1, 2005

                            John Hancock Sector Funds
               Supplement to the Prospectus-Institutional Class I
                   dated March 1, 2005 as revised July 1, 2005

                       John Hancock Large Cap Equity Fund
               Supplement to the Prospectus-Institutional Class I
                   dated March 1, 2005 as revised July 1, 2005

Equity Funds
John Hancock Balanced Fund
John Hancock Focused Equity Fund
John Hancock Growth Trends Fund
John Hancock Large Cap Equity Fund
John Hancock Mid Cap Growth Fund
John Hancock Multi Cap Growth Fund
John Hancock Small Cap Equity Fund
John Hancock Small Cap Growth Fund
John Hancock Sovereign Investors Fund

Sector Funds
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
(each a "Fund" and together the "Funds")

Effective December 31, 2005, the portfolio management teams of John Hancock Advisers, LLC ("JHA") that managed each of the Funds were reassigned from JHA to Sovereign Asset Management LLC ("Sovereign"), a sister company to JHA and a wholly owned subsidiary of Manulife Financial Corporation (the "Reorganization"). As a result of the Reorganization, effective December 31, 2005, Sovereign will now act as sub-adviser to the Funds under the supervision of JHA. The same personnel will continue to manage the Funds using the same investment philosophy and process and the Reorganization will not result in any change in the advisory fee rate for any of the Funds. JHA will continue to serve as investment adviser and be responsible for the supervision of Sovereign's services to the Funds.

With respect to each Fund referenced above, the following has been added immediately preceding the "Portfolio Managers" section:

         SUBADVISER

         Sovereign Asset Management LLC

         Responsible for day-to-day investment management

         A subsidiary of John Hancock Financial Services, Inc.

         Founded in 1979

         Supervised by the adviser


In addition, the following has been added to the "Business Structure" section of each Prospectus referenced above:

Subadviser

     Sovereign Asset Management LLC ("Sovereign"), located at 101 Huntington Avenue, Boston, MA 02199, acts as sub-adviser to certain funds. Sovereign provides investment advisory services to individual and institutional investors. Sovereign is a wholly-owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of September 30, 2005, had total assets under management of approximately $1.5 billion.


Portfolio Management biographies

     In connection with the Reorganization, each of the following portfolio managers have been transferred from John Hancock Advisers, LLC ("JHA") to Sovereign Asset Management LLC ("Sovereign") effective December 31, 2005:
     Barry H. Evans, Thomas M. Finucane, Roger C. Hamilton, Robert C. Junkin, Timothy E. Keefe, Henry E. Mehlman, Alan E. Norton, Thomas P. Norton, Anurag Pandit, James K. Schmidt, John F. Snyder, and Lisa A. Welch. As employees of Sovereign, each portfolio manager will retain their title previously held with JHA.


--------------------------------------------------------------------------------

In the "Selling Shares" section of each Prospectus referenced above, the following requirement has been added to the "Selling shares in writing" table with respect to (1) Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s) and (2) Executors of shareholder estates:

  o  Inheritance Tax Waiver (if applicable)



December 31, 2005

JOHN HANCOCK

Mid Cap
Equity Fund
Prospectus                               3.1.2005


                                        as revised
                                          1.3.2006


[JOHN HANCOCK LOGO OMITTED]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

[BLANK PAGE OMITTED]

Contents
---------------------------------------------------------------------

JOHN HANCOCK MID CAP EQUITY FUND                                    4

YOUR ACCOUNT
---------------------------------------------------------------------
Choosing a share class                                              6
How sales charges are calculated                                    6
Sales charge reductions and waivers                                 7
Opening an account                                                  8
Buying shares                                                       9
Selling shares                                                     10
Transaction policies                                               12
Dividends and account policies                                     14
Additional investor services                                       15

FUND DETAILS
---------------------------------------------------------------------
Business structure                                                 16

Management biographies                                             17

Financial highlights                                               18

FOR MORE INFORMATION                                       BACK COVER
---------------------------------------------------------------------

Mid Cap Equity Fund

[GRAPHIC OMITTED: COMPASS]

GOAL AND STRATEGY


The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of medium-capitalization companies (companies in the capitalization range of the Standard & Poor's MidCap 400 Index, which was $412.5 million to $14.0 billion as of November 30, 2005). Equity securities include common and preferred stocks and their equivalents. The fund will primarily invest in securities of U.S. companies.


In managing the portfolio, the management team emphasizes a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that possess a combination of strong earnings growth rates and attractive valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short- and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies.

The fund may also make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

---------------------------------------------------------------------------
[GRAPHIC OMITTED: BAR CHART]

PAST PERFORMANCE

The graph shows the fund's calendar year total return, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual total return for Class C has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

2005 return as of 9-30-05: 12.69%

Best quarter: Q4 '03, 12.61%
Worst quarter: Q3 '04, -1.52%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's MidCap 400 Index,  an
unmanaged index of 400 domestic stocks of medium-sized companies.


Class A calendar year total returns (without sales charges)
-------------------------------------------------------------------------
                                                                    2004


                                                                  12.06%
-------------------------------------------------------------------------


Average annual total returns (including sales charge) for periods ending
12-31-04
------------------------------------------------------------------------------
                                          1 year   Life of   Life of   Life of
                                                   Class A   Class B   Class C

Class A before tax (began 8-4-03)          6.48%    16.37%        --        --
------------------------------------------------------------------------------
Class A after tax on distributions         4.91%    14.69%        --        --
------------------------------------------------------------------------------
Class A after tax on distributions,
with sale                                  4.19%    12.98%        --        --
------------------------------------------------------------------------------
Class B before tax (began 8-4-03)          6.56%        --    17.47%        --
------------------------------------------------------------------------------
Class C before tax (began 8-4-03)         10.56%        --        --    20.11%
------------------------------------------------------------------------------
Standard & Poor's MidCap 400 Index        16.47%    25.39%    25.39%    25.39%

[GRAPHIC OMITTED: WORM CHART]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements. The fund's management strategy has a significant influence on fund performance.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market causing the fund to underperform investments that focus either on small- or on large-capitalization stocks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

* Certain derivatives could produce  disproportionate losses.

* In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

* Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.


-------------------------------------------------------------------------
[GRAPHIC OMITTED: CALCULATOR]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

Shareholder transaction expenses 1         Class A    Class B    Class C
-------------------------------------------------------------------------
Maximum front-end sales charge (load)
on purchases as a % of purchase price        5.00%       none       none
-------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                             none 2    5.00%      1.00%


Annual operating expenses                  Class A    Class B    Class C
-------------------------------------------------------------------------
Management fee                               0.80%      0.80%      0.80%
-------------------------------------------------------------------------
Distribution and service (12b-1) fees        0.30%      1.00%      1.00%
-------------------------------------------------------------------------
Other expenses                               1.57%      1.57%      1.57%
-------------------------------------------------------------------------
Total fund operating expenses                2.67%      3.37%      3.37%
-------------------------------------------------------------------------
Contractual expense reimbursement
(at least until 1-2-07)                      1.17%      1.17%      1.17%
-------------------------------------------------------------------------
Net annual operating expenses                1.50%      2.20%      2.20%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

Expenses                           Year 1    Year 3    Year 5    Year 10
-------------------------------------------------------------------------
Class A                              $645    $1,182    $1,745     $3,271
-------------------------------------------------------------------------
Class B with redemption              $723    $1,227    $1,855     $3,420
-------------------------------------------------------------------------
Class B without redemption           $223      $927    $1,655     $3,420
-------------------------------------------------------------------------
Class C with redemption              $323      $927    $1,655     $3,579
-------------------------------------------------------------------------
Class C without redemption           $223      $927    $1,655     $3,579


1 A $4.00 fee will be charged for wire redemptions.

2 Except for investments of $1 million or more; see "How sales charges are calculated."

-------------------------------------------------------------------------
SUBADVISER

Sovereign Asset Management LLC

Team responsible for day-to-day investment management

A subsidiary of John Hancock Financial
Services, Inc.

Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGERS

Henry E. Mehlman, CFA
Managed fund since it began in 2003

Alan E. Norton, CFA
Managed fund since it began in 2003

Managers share portfolio management  responsibilities

See page 17 for the management biographies.


FUND CODES

Class A        Ticker         --
               CUSIP          478032741
               Newspaper      --
               SEC number     811-3392
               JH fund number 81

Class B        Ticker         --
               CUSIP          478032733
               Newspaper      --
               SEC number     811-3392
               JH fund number 181

Class C        Ticker         --
               CUSIP          478032725
               Newspaper      --
               SEC number     811-3392
               JH fund number 581

Your account

-------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

* A front-end sales charge, as described at right.

* Distribution and service (12b-1) fees of 0.30%.

Class B

* No front-end sales charge; all your money goes to work for you right away.

* Distribution and service (12b-1) fees of 1.00%.

* A deferred sales charge, as described on the following page.

* Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

* No front-end sales charge; all your money goes to work for you right away.

* Distribution and service (12b-1) fees of 1.00%.

* A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

* No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.

For actual past expenses of each share class, see the fund information earlier in this prospectuses.


Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.


Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.


Your broker-dealer receives a percentage of these sales charges and fees. In addition, John Hancock Funds, LLC, the fund's principal distributor, may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information
(SAI).


Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

-------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A  Sales charges are as follows:

Class A sales charges
-------------------------------------------------------------------------
                                        As a % of        As a % of your
Your investment                    offering price*           investment
-------------------------------------------------------------------------
Up to $49,999                               5.00%                 5.26%
-------------------------------------------------------------------------
$50,000 - $99,999                           4.50%                 4.71%
-------------------------------------------------------------------------
$100,000 - $249,999                         3.50%                 3.63%
-------------------------------------------------------------------------
$250,000 - $499,000                         2.50%                 2.56%
-------------------------------------------------------------------------
$500,000 - $999,999                         2.00%                 2.04%
-------------------------------------------------------------------------
$1,000,000 and over                     See below

* Offering price is the net asset value per share plus any initial sales charge.


You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or Class R shares of John Hancock mutual funds. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase a fund's Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under age the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund's Web site at www.jhfunds.com. You may also consult your broker or financial representative or refer to the section entitled "Initial Sales Charge on Class A Shares" in the fund's SAI. You may request a SAI from your broker or financial representative, access the fund's Web site at www.jhfunds.com or call John Hancock Signature Services, Inc. ("Signature Services"), the fund's transfer agent, at 1-800-225-5291.

Investments of $1 million or more Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase, as follows:


Class A deferred charges on $1 million + investments
-------------------------------------------------------------------------
                                         CDSC on shares
Your investment                              being sold
-------------------------------------------------------------------------
First $1M - $4,999,999                            1.00%
-------------------------------------------------------------------------
Next $1 - $5M above that                          0.50%
-------------------------------------------------------------------------
Next $1 or more above that                        0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.


6 YOUR ACCOUNT

Class B and Class C Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

Class B deferred charges
---------------------------------------------------------------------------
Years after purchase                         CDSC on fund shares
                                                      being sold
---------------------------------------------------------------------------
1st year                                                   5.00%
---------------------------------------------------------------------------
2nd year                                                   4.00%
---------------------------------------------------------------------------
3rd or 4th year                                            3.00%
---------------------------------------------------------------------------
5th year                                                   2.00%
---------------------------------------------------------------------------
6th year                                                   1.00%
---------------------------------------------------------------------------
After 6th year                                              none

Class C deferred charges
---------------------------------------------------------------------------
Years after purchase                                        CDSC
---------------------------------------------------------------------------
1st year                                                   1.00%
---------------------------------------------------------------------------
After 1st year                                              none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

---------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

* Accumulation Privilege -- lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

* Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund's Class A shares during the next 13 months. The calculation of this amount would include accumulation and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

* Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250 per account opened) and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).


YOUR ACCOUNT  7

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

* to make payments through certain systematic withdrawal plans

* certain retirement plans participating in Merrill Lynch or PruSolutions(sm) programs

* redemptions pursuant to the fund's right to liquidate an account less than $1,000

* redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

* to make certain distributions from a retirement plan

* because of shareholder death or disability

To utilize this waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

* selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

* financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC

* fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

* individuals transferring assets held in a SIMPLE IRA, SEP or SARSEP invested in John Hancock Funds directly to an IRA

* individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock Funds directly to a ROTH IRA

* participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

* participants in certain 529 plans that have a signed agreement with John Hancock Funds, LLC (one-year CDSC may apply)

* certain retirement plans participating in Merrill Lynch or PruSolutions(sm) programs

To utilize this waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

* exchanges from one John Hancock fund to the same class of any other John Hancock fund (see "Transaction Policies" in this prospectus for additional details)

* dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details)

---------------------------------------------------------------------------
OPENING AN ACCOUNT

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

* non-retirement account: $1,000

* retirement account: $500

* group investments: $250

* Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

* there is no minimum initial investment for fee-based or wrap client accounts of selling firms who have executed a fee-based or wrap agreement with John Hancock Funds, LLC

3 All shareholders must complete the account application, carefully following the instructions. When opening a corporate account, you must submit: (1) a new account application; (2) a corporate business/organization resolution certified within the past 12 months or a John Hancock Funds business/organization certification form; and (3) articles of incorporation or a government-issued business license. When opening a trust account, you must submit: (1) a new account application and (2) a copy of the trust document certified within the past 12 months. You must notify your financial representative or Signature Services if this information changes. Signature Services reserves the right to require additional documentation prior to opening any account. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


8 YOUR ACCOUNT

Buying shares
---------------------------------------------------------------------------

By check
---------------------------------------------------------------------------
[GRAPHIC OMITTED: MAIL LETTER]

Opening an account
---------------------------------------------------------------------------
* Make out a check for the investment amount, payable to "John Hancock Signature Services, Inc."

* Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).

Adding to an account
---------------------------------------------------------------------------
* Make out a check for the investment amount, payable to "John Hancock Signature Services, Inc."

* Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.

* Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).


By exchange
---------------------------------------------------------------------------
[GRAPHIC OMITTED: BLACK AND WHITE ARROWS]

Opening an account
---------------------------------------------------------------------------
* Call your financial representative or Signature Services to request an exchange.

Adding to an account
---------------------------------------------------------------------------
* Log on to www.jhfunds.com to process exchanges between funds.

* Call EASI-Line for automated service 24 hours a day using your touch-tone phone at 1-800-338-8080.

* Call your financial representative or Signature Services to request an exchange.


By wire
---------------------------------------------------------------------------
[GRAPHIC OMITTED: JAGGED ARROW]

Opening an account
---------------------------------------------------------------------------
* Deliver your completed application to your financial representative, or mail it to Signature Services.

* Obtain your account number by calling your financial representative or Signature Services.

* Obtain wiring instructions by calling Signature Services at 1-800-225-5291.

Specify the fund name, the share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

Adding to an account
---------------------------------------------------------------------------
* Obtain wiring instructions by calling Signature Services at 1-800-225-5291.

* Instruct your bank to wire the amount of your investment

Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.


By Internet
---------------------------------------------------------------------------
[GRAPHIC OMITTED: COMPUTER]

Opening an account
---------------------------------------------------------------------------
See "By exchange" and "By wire."

Adding to an account
---------------------------------------------------------------------------
* Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

* Complete the "Bank Information" section on your account application.

* Log on to www.jhfunds.com to initiate purchases using your authorized bank account.


By phone
---------------------------------------------------------------------------
[GRAPHIC OMITTED: TELEPHONE]

Opening an account
---------------------------------------------------------------------------
See "By exchange" and "By wire."

Adding to an account
---------------------------------------------------------------------------
* Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

* Complete the "Bank Information" section on your account application.

* Call EASI-Line for automated service 24 hours a day using your touch-tone phone at 1-800-338-8080.

* Call your financial representative or call Signature Services between 8 A.M. and 7 P.M. Eastern Time on most business days.

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."

---------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions
and assistance.
---------------------------------------------------------


YOUR ACCOUNT  9

Selling shares
------------------------------------------------------------------------

By letter
------------------------------------------------------------------------
[GRAPHIC OMITTED: ENVELOPE]

* Accounts of any type.

* Sales of any amount.

To sell some or all of your shares
------------------------------------------------------------------------
* Write a letter of instruction or complete a stock power indicating the fund name, your share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

* Include all signatures and any additional documents that may be required (see next page).

* Mail the materials to Signature Services.

* A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
------------------------------------------------------------------------
[GRAPHIC OMITTED: COMPUTER]

* Most accounts.

* Sales of up to $100,000.

To sell some or all of your shares
------------------------------------------------------------------------
* Log on to www.jhfunds.com to initiate redemptions from your funds.


By phone
------------------------------------------------------------------------
[GRAPHIC OMITTED: TELEPHONE]

* Most accounts.

* Sales of up to $100,000.

To sell some or all of your shares
------------------------------------------------------------------------
* Call EASI-Line for automated service 24 hours a day using your touch-tone phone at 1-800-338-8080.

* Call your financial representative or call Signature Services between 8 a.m. and 7 p.m. Eastern Time on most business days.


By wire or electronic funds transfer (EFT)
------------------------------------------------------------------------
[GRAPHIC OMITTED: JAGGED ARROW]

* Requests by letter to sell any amount.

* Requests by Internet or phone to sell up to $100,000.

To sell some or all of your shares
------------------------------------------------------------------------
* To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

* Amounts of $1,000 or more will be wired on the next business day. A $4 fee will be deducted from your account.

* Amounts of less than $1,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.


By exchange
------------------------------------------------------------------------
[GRAPHIC OMITTED: BLACK AND WHITE ARROWS]

* Accounts of any type.

* Sales of any amount.

To sell some or all of your shares
------------------------------------------------------------------------
* Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Signature Services.

* Log on to www.jhfunds.com to process exchanges between your funds.

* Call EASI-Line for automated service 24 hours a day using your touch-tone phone at 1-800-338-8080.

* Call your financial representative or Signature Services to request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."

10 YOUR ACCOUNT


Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

* your address of record has changed within the past 30 days

* you are selling more than $100,000 worth of shares -- this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock.

* you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)


You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

[GRAPHIC OMITTED: ENVELOPE]
----------------------------------------------------------------------------
Seller
----------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors).

Requirements for written requests
----------------------------------------------------------------------------
* Letter of instruction.

* On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

* Signature guarantee if applicable (see above).


Seller
----------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general partner or association accounts.

Requirements for written requests
----------------------------------------------------------------------------
* Letter of instruction.

* Corporate business/organization resolution, certified within the past 12 months, or a John Hancock Funds business/organization certification form.

* On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

* Signature guarantee if applicable (see above).


Seller
----------------------------------------------------------------------------
Owners or trustees of trust accounts.

Requirements for written requests
----------------------------------------------------------------------------
* Letter of instruction.

* On the letter, the signature(s) of the trustee(s).

* Copy of the trust document certified within the past 12 months or a John Hancock Funds trust certification form.

* Signature guarantee if applicable (see above).


Seller
----------------------------------------------------------------------------
Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s).

Requirements for written requests
----------------------------------------------------------------------------
* Letter of instruction signed by surviving tenant.

* Copy of death certificate.

* Signature guarantee if applicable (see above).


Seller
----------------------------------------------------------------------------
Executors of shareholder estates.

Requirements for written requests
----------------------------------------------------------------------------
* Letter of instruction signed by executor.

* Copy of order appointing executor, certified within the past 12 months.

* Signature guarantee if applicable (see above).


Seller
----------------------------------------------------------------------------
Administrators, conservators, guardians and other sellers or account types not listed above.

Requirements for written requests
----------------------------------------------------------------------------
* Call 1-800-225-5291 for instructions.


----------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for
instructions and assistance.
----------------------------------------------------

YOUR ACCOUNT 11

----------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for the fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). The fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the Statement of Additional Information
(SAI).

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel, (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions rep resenting excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund's judgment, such delay would be in the fund's best interest, in which case both the redemption and purchase side of the exchange will receive the fund's net asset values at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

12  YOUR ACCOUNT

Exchange limitation policies The fund's board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The fund, through its agents, undertakes to use its best efforts to exercise the fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of the fund's shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent their excessive trading, there is no guarantee that the fund or its agents will be able to identify such share holders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

* The fund will invest a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

* The fund may invest a material portion of its assets in securities of non-U.S. issuers and may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-cap U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.


Account Information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the NAV minus any applicable sales charges and take other steps that it deems reasonable.


Certificated shares The fund does not issue share certificates. Shares are electronically recorded.

YOUR ACCOUNT 13

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

----------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

* after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

* after any changes of name or address of the registered owner(s)

* in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund declares and pays any income dividends annually. Capital gains, if any, are typically distributed annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund's long-term capital gains are taxable as capital gains; dividends from the fund's income and short-term capital gains are generally taxable as ordinary income. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges. If your account balance is $100 or less and no action is taken, the account will be liquidated.

14 YOUR ACCOUNT

----------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

* Complete the appropriate parts of your account application.

* If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

* Make sure you have at least $5,000 worth of shares in your account.

* Make sure you are not planning to invest more money in this account
  (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

* Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

* Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

* Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Fund securities The fund's portfolio securities disclosure policy can be found in the SAI and on the fund's Web site, www.jhfunds.com. The fund's Web site also lists fund holdings. Portfolio holding information is posted on the fund's Web site each month on a one month lag and is available on the fund's Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund's Web site.


YOUR ACCOUNT 15

Fund details

----------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the fund. The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.


The trustees have the power to change the fund's investment goal without shareholder approval.


The trustees of the fund have the power to change the focus of the fund's 80% investment policy without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

The management firm The fund is managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and managed approximately $34 billion in assets as of September 30, 2005.

Management fee The fund pays the investment adviser a management fee at an annual rate of 0.00% of the fund's average daily net assets, after the expense reimbursement.

Subadviser Sovereign Asset Management LLC ("Sovereign") subadvises Mid Cap Equity Fund. Sovereign was founded in 1979 and provides investment advisory services to individual and institutional investors. Sovereign is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of September 30, 2005, had total assets under management of approximately $1.5 billion.



[GRAPHIC OMITTED: BASIC BUSINESS STRUCTURE FLOW CHART]


                                   Shareholders
                                   --------------------------------------------
                                        |                                      |
   __                                   |                                      |
   |                                    |                                      |
Distribution and                   Financial services firms and                |
shareholder services               their representatives                       |
   |                           |------------------------------------------------
   |                           |   Advise current and prospective shareholders |
   |                           |   on their fund investments, often            |
   |                           |   in the context of an overall                |
   |                           |   financial plan.                             |
   |      Principal distributor|                        Transfer agent         |
   |      ---------------------|                        ------------------------
   |      John Hancock Funds, LLC                       John Hancock Signature Services, Inc.
   |      Markets the fund and distributes shares       Handles shareholder services, including record
   |      through selling brokers, financial planners   keeping and statements, distribution of dividends
   |      and other financial representatives.          and processing of buy and sell requests.
   |                            |                                              |
   |                            |                                              |
   __                           |-----------------------------------|----------|
                                                                    |

   Subadviser                          Investment adviser           | Custodian
   ----------                          ------------------           | ---------
   Sovereign Asset Management LLC  |  | John Hancock Advisers, LLC  | The Bank of New York
   101 Huntington Avenue           |  | 601 Congress Street         | One Wall Street                                __
   Boston, MA 02199                |--| Boston, MA 02210-2805       | New York, NY 10286                             |
   Provides portfolio management   |  | Manages the fund's business | Holds the fund's assets, settles    Asset      |
   to the fund.                    |  | and investment activities.  | all portfolio trades and collects   Management |
                                                |                   | most of the valuation data                     |
                                                |                   | required for calculating the                   |
                                                |                   | fund's NAV.                                    |

                                                |                   |          |                                     __
                                                |                   |          |
                                                 -------------------------------
                                                                    |
                                                                Trustees
                                                                ------------
                                                                Oversee the fund's activities.


16 FUND DETAILS

--------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock Mid Cap Equity fund, including a brief summary of their business careers over the past five years. The Statement of Additional Information for each fund includes additional information about its portfolio manager(s), including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

Henry E. Mehlman, CFA
-----------------------------------------------------------
Vice president, Sovereign Asset
Management LLC
Joined subadviser in 2006
Vice president, John Hancock Advisers
(2002-2005)
Senior portfolio manager, The Colony Group
(2001-2002)
Began business career in 1972

Alan E. Norton, CFA
-----------------------------------------------------------
Vice president, Sovereign Asset
Management LLC
Joined subadviser in 2006
Vice president, John Hancock Advisers
(2002-2005)
Senior portfolio manager, The Colony Group
(2001-2002)
Began business career in 1987


FUND DETAILS 17

FINANCIAL HIGHLIGHTS

These tables detail the performance of the fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Figures audited by Deloitte & Touche LLP.

CLASS A SHARES    PERIOD ENDED:                           10-31-03 1 10-31-04
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------
Net asset value, beginning of period                        $10.00     $11.35
-------------------------------------------------------------------------------
Net investment loss 2                                        (0.01)     (0.06)
-------------------------------------------------------------------------------
Net realized and unrealized gain on investments               1.36       0.50
-------------------------------------------------------------------------------
Total from investment operations                              1.35       0.44
-------------------------------------------------------------------------------
Less distributions
-------------------------------------------------------------------------------
From net realized gain                                          --       0.18
-------------------------------------------------------------------------------
Net asset value, end of period                              $11.35     $11.61
-------------------------------------------------------------------------------
Total return 3,4 (%)                                          13.50 5    3.92

RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Net assets, end of period (in millions)                         $2         $2
-------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                   1.20 6     1.20
-------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets 7 (%)        6.20 6     2.42
-------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)       (0.57) 6   (0.56)
-------------------------------------------------------------------------------
Portfolio turnover (%)                                          48         46



CLASS B SHARES    PERIOD ENDED:                           10-31-03 1 10-31-04
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------
Net asset value, beginning of period                        $10.00     $11.33
-------------------------------------------------------------------------------
Net investment loss 2                                        (0.03)     (0.12)
-------------------------------------------------------------------------------
Net realized and unrealized gain on investments               1.36       0.51
-------------------------------------------------------------------------------
Total from investment operations                              1.33       0.39
-------------------------------------------------------------------------------
Less distributions
-------------------------------------------------------------------------------
From net realized gain                                          --       0.18
-------------------------------------------------------------------------------
Net asset value, end of period                              $11.33     $11.54
-------------------------------------------------------------------------------
Total return 3,4 (%)                                         13.30 5     3.49
-------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Net assets, end of period (in millions)                         -- 8       -- 8
-------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                   1.90 6     1.65
-------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets 7 (%)        6.90 6     2.87
-------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)       (1.27) 6   (1.01)
-------------------------------------------------------------------------------
Portfolio turnover (%)                                          48         46

18 FUND DETAILS

CLASS C SHARES    PERIOD ENDED:                           10-31-03 1 10-31-04
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------
Net asset value, beginning of period                        $10.00     $11.33
-------------------------------------------------------------------------------
Net investment loss2                                         (0.03)     (0.12)
-------------------------------------------------------------------------------
Net realized and unrealized gain on investments               1.36       0.51
-------------------------------------------------------------------------------
Total from investment operations                              1.33       0.39
-------------------------------------------------------------------------------
Less distributions
-------------------------------------------------------------------------------
From net realized gain                                          --      (0.18)
-------------------------------------------------------------------------------
Net asset value, end of period                              $11.33     $11.54
-------------------------------------------------------------------------------
Total return 3,4 (%)                                         13.30 5     3.49
-------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Net assets, end of period (in millions)                         -- 8       -- 8
-------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                   1.90 6     1.65
-------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets 7 (%)        6.90 6     2.87
-------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)       (1.27) 6   (1.01)
-------------------------------------------------------------------------------
Portfolio turnover (%)                                          48         46
-------------------------------------------------------------------------------

1 Class A, Class B and Class C shares began operations on 8-4-03.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total return would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Annualized.

7 Does not take into consideration expense reductions during the period shown.

8 Less than $500,000.


-------------------------------------------------------------------------------
The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, the return for the period or year ended October 21, 2003 and 2004, would have been 12.29% and 2.70% for Class A shares, respectively, 12.09% and 2.27% for Class B shares, respectively, and 12.09% and 2.27% for Class C shares, respectively.


FUND DETAILS 19

For more information

Two documents are available that offer further information on the John Hancock Mid Cap Equity Fund:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the fund. The fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

[C]2005 JOHN HANCOCK FUNDS, LLC        810PN   3/06

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-554-6713

In addition, you may visit the fund's Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

[JOHN HANCOCK LOGO OMITTED]

 John Hancock Funds, LLC
 MEMBER NASD
 601 Congress Street
 Boston, MA 02210-2805

 www.jhfunds.com

JOHN HANCOCK

Mid Cap
Equity Fund

Prospectus -- Institutional Class I                 3.1.2005


                                                  as revised
                                                    1.3.2006


[LOGO OMITTED: JOHN HANCOCK FUNDS]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

[BLANK PAGE OMITTED]

Contents
---------------------------------------------------------------------

JOHN HANCOCK MID CAP EQUITY FUND                                    4

YOUR ACCOUNT
---------------------------------------------------------------------
Who can buy shares                                                  6
Opening an account                                                  6
Buying shares                                                       7
Selling shares                                                      8
Transaction policies                                               10
Dividends and account policies                                     12
Additional investor services                                       12

FUND DETAILS
---------------------------------------------------------------------
Business structure                                                 13
Management biographies                                             14
Financial highlights                                               15

FOR MORE INFORMATION                                       BACK COVER
---------------------------------------------------------------------

Mid Cap Equity Fund

[GRAPHIC OMITTED: COMPASS]

GOAL AND STRATEGY


The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of medium-capitalization companies (companies in the capitalization range of the Standard & Poor's MidCap 400 Index, which was $412.5 million to $14.0 billion as of November 30, 2005). Equity securities include common and preferred stocks and their equivalents. The fund will primarily invest in securities of U.S. companies.


In managing the portfolio, the management team emphasizes a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that possess a combination of strong earnings growth rates and attractive valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short- and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies.

The fund may also make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment- grade short-term securities. In these and other cases, the fund might not achieve its goal.

---------------------------------------------------------------------------
[GRAPHIC OMITTED: BAR CHART]

PAST PERFORMANCE

The graph shows the fund's calendar year total return, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns

2005 return as of 9-30-05: 12.97%

Best quarter: Q4 '03, 12.71%
Worst quarter: Q3 '04, -1.43%

After-tax returns
After-tax returns are shown for Class I shares.
They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Standard & Poor's MidCap 400 Index, an
unmanaged index of 400 domestic stocks of medium-sized companies.

-------------------------------------------------------------------------
Class I calendar year total returns
-------------------------------------------------------------------------
                                                                     2004


                                                                   12.39%
-------------------------------------------------------------------------

-------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-04
-------------------------------------------------------------------------
                                                                  Life of
                                                        1 year    Class I
-------------------------------------------------------------------------
Class I before tax (began 8-4-03)                       12.39%     21.04%
Class I after tax on distributions                      10.74%     19.31%
Class I after tax on distributions, with sale            8.04%     16.96%
-------------------------------------------------------------------------
Standard & Poor's MidCap 400 Index                      16.47%     25.39%

[GRAPHIC OMITTED: WORM CHART]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements. The fund's management strategy has a significant influence on fund performance.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market causing the fund to underperform investments that focus either on small- or on large-capitalization stocks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

* Certain derivatives could produce  disproportionate losses.

* In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

* Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.


-------------------------------------------------------------------------
[GRAPHIC OMITTED: CALCULATOR]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


Annual operating expenses
-------------------------------------------------------------------------
Management fee                                                      0.80%
-------------------------------------------------------------------------
Other expenses                                                      1.35%
-------------------------------------------------------------------------
Total fund operating expenses                                       2.15%
-------------------------------------------------------------------------
Contractual expense reimbursement (at least until 1-2-07)           1.17%
-------------------------------------------------------------------------
Net annual operating expenses                                       0.98%

The hypothetical example below shows what your expenses would be (after the expense reimbursement (first year only)) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

Expenses            Year 1      Year 3      Year 5      Year 10
-------------------------------------------------------------------------
Class I             $100        $560        $1,047      $2,390

-------------------------------------------------------------------------
SUBADVISER

Sovereign Asset Management LLC

Team responsible for day-to-day investment management

A subsidiary of John Hancock Financial
Services, Inc.

Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGERS

Henry E. Mehlman, CFA
Managed fund since it began in 2003

Alan E. Norton, CFA
Managed fund since it began in 2003

Managers share portfolio management
responsibilities


See page 14 for the management biographies.

FUND CODES

Class I    Ticker              --
           CUSIP               478032717
           Newspaper           --
           SEC number          811-3390
           JH fund number      481

Your account

-------------------------------------------------------------------------
WHO CAN BUY SHARES

Class I shares are offered without any sales charge to certain types of investors, as noted below:

* Retirement and other benefit plans and their participants

* Rollover assets for participants whose plans are invested in the fund

* Endowment funds and foundations

* Any state, county or city, or its instrumentality, department, authority or agency

* Accounts registered to insurance companies, trust companies and bank trust departments

* Investment companies not affiliated with the adviser

* Investors who participate in fee-based, wrap and other investment platform programs

* Any entity that is considered a corporation for tax purposes

* Fund trustees and other individuals who are affiliated with this fund or other John Hancock funds

-------------------------------------------------------------------------
OPENING AN ACCOUNT

1 Read this prospectus carefully.

2 Determine if you are eligible, by referring to "Who can buy shares" on the left.

3 Determine how much you want to invest. The minimum initial investment is $10,000. There is no minimum investment for retirement plans with at least 350 eligible employees.


4 All shareholders must complete the account application, carefully following the instructions. When opening a corporate account, you must submit: (1) a new account application; (2) a corporate business/organization resolution certified within the past 12 months or a John Hancock Funds business/ organization certification form; and (3) articles of incorporation or a government-issued business license. When opening a trust account, you must submit: (1) a new account application and (2) a copy of the trust document certified within the past 12 months. You must notify your financial representative or John Hancock Signature Services, Inc. (Signature Services), the fund's transfer agent, if this information changes. Signature Services reserves the right to require additional documentation prior to opening any account.


5 Make your initial investment using the table on the next page.

6 If you have questions or need more information, please contact your financial representative or call Signature Services at 1-888-972-8696.


John Hancock Funds, LLC, the fund's principal distributor, may pay significant compensation out of its own resources to your financial representative. These payments are described in the Statement of Additional Information (SAI).


Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.


6 YOUR ACCOUNT

Buying shares
---------------------------------------------------------------------------

By check
---------------------------------------------------------------------------
[GRAPHIC OMITTED: MAIL LETTER]

Opening an account
---------------------------------------------------------------------------
* Make out a check for the investment amount, payable to "John Hancock Signature Services, Inc."

* Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).

Adding to an account
---------------------------------------------------------------------------
* Make out a check for the investment amount, payable to "John Hancock Signature Services, Inc."

* If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the fund name(s), your share class, your account number and the name(s) in which the account is registered.

* Deliver the check and investment slip or note to your financial representative, or mail them to Signature Services (address below).


By exchange
---------------------------------------------------------------------------
[GRAPHIC OMITTED: BLACK AND WHITE ARROWS]

Opening an account
---------------------------------------------------------------------------
* Call your financial representative or Signature Services to request an exchange.

* You may only exchange for shares of other institutional funds, Class I shares or Money Market Fund Class A shares.

Adding to an account
---------------------------------------------------------------------------
* Call your financial representative or Signature Services to request an exchange.

* You may only exchange for shares of other institutional funds, Class I shares or Money Market Fund Class A shares.



By wire
---------------------------------------------------------------------------
[GRAPHIC OMITTED: JAGGED ARROW]

Opening an account
---------------------------------------------------------------------------
* Deliver your completed application to your financial representative or mail it to Signature Services.

* Obtain your account number by calling your financial representative or Signature Services.

* Obtain wiring instructions by calling Signature Services at 1-800-225-5291.

Specify the fund name, your choice of share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

Adding to an account
------------------------------------------------------------------------
* Obtain wiring instructions by calling Signature Services at 1-800-225-5291.

* Instruct your bank to wire the amount of your investment

Specify the fund name, your share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.


By phone
---------------------------------------------------------------------------
[GRAPHIC OMITTED: TELEPHONE]

Opening an account
---------------------------------------------------------------------------
See "By exchange" and "By wire."

Adding to an account
---------------------------------------------------------------------------
* Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

* Complete the "To Purchase, Exchange or Redeem Shares via Telephone" and "Bank Information" sections on your account application.

* Call Signature Services between 8:30 A.M. and 5:00 P.M. Eastern Time on most business days to verify that these features are in place on your account.

* Call your financial representative or Signature Services with the fund name(s), your share class, your account number, the name(s) in which the account is registered and the amount of your investment.

-------------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions
and assistance.
-------------------------------------------------------------


YOUR ACCOUNT  7

Selling shares
------------------------------------------------------------------------

By letter
------------------------------------------------------------------------
[GRAPHIC OMITTED: ENVELOPE]

* Sales of any amount.

To sell some or all of your shares
------------------------------------------------------------------------

* Write a letter of instruction indicating the fund name, your account number, your share class, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

* Include all signatures and any additional documents that may be required (see next page).

* Mail the materials to Signature Services.

* A check or wire will be sent according to your letter  of instruction.

* Certain requests will require a Medallion signature guarantee. Please refer to "Selling shares in writing" on the next page.


By phone
------------------------------------------------------------------------
[GRAPHIC OMITTED: TELEPHONE]

Amounts up to $100,000:

* Most accounts.

Amounts up to $5 million:

* Available to the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).


To sell some or all of your shares
------------------------------------------------------------------------

* Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.

* To place your request with a representative at John Hancock Funds, call Signature Services between 8:30 A.M. and 5:00 P.M. Eastern Time on most business days or your financial representative.

* Redemption proceeds exceeding $100,000 must be wired to your designated bank account.

* Redemption proceeds exceeding $100,000 and sent by check will require a letter of instruction with a Medallion signature guarantee. Please refer to "Selling shares in writing" on the next page.


By wire or electronic funds transfer (EFT)
------------------------------------------------------------------------
[GRAPHIC OMITTED: JAGGED ARROW]

* Requests by letter to sell any amount.

* Qualified requests by phone to sell up to $5 million (accounts with telephone redemption privileges).

To sell some or all of your shares
------------------------------------------------------------------------

* To verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to an existing account, call Signature Services.

* Amounts of $5 million or more will be wired on the next business day.

* Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.


By exchange
------------------------------------------------------------------------
[GRAPHIC OMITTED: BLACK AND WHITE ARROWS]

* Sales of any amount.

To sell some or all of your shares
------------------------------------------------------------------------

* Obtain a current prospectus for the fund into which you are exchanging by calling your financial representative or Signature Services.

* You may only exchange for shares of other institutional funds, Class I shares or Money Market Fund Class A shares.

* Call your financial representative or Signature Services to request an exchange.


8 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services and are still accurate. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

* your address of record has changed within the past 30 days

* you are selling more than $100,000 worth of shares and are requesting payment by check

* you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

* you are requesting payment other than by a check/wire mailed to the address/bank of record and payable to the registered owner(s)

You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.


[GRAPHIC OMITTED: ENVELOPE]
----------------------------------------------------------------------------

Seller
----------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors).

Requirements for written requests
----------------------------------------------------------------------------
* Letter of instruction.

* On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

* Medallion signature guarantee if applicable (see above).


Seller
----------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general partner or association accounts.

Requirements for written requests
----------------------------------------------------------------------------
* Letter of instruction.

* Corporate business/organization resolution, certified within the past 12 months, or a John Hancock Funds business/organization certification form.

* On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

* Medallion signature guarantee if applicable (see above).


Seller
----------------------------------------------------------------------------
Owners or trustees of retirement plan, pension trust and  trust accounts.

Requirements for written requests
----------------------------------------------------------------------------
* Letter of instruction.

* On the letter, the signature(s) of the trustee(s).

* Copy of the trust document certified within the past 12 months or a John Hancock Funds trust certification form.

* Medallion signature guarantee if applicable (see above).


Seller
----------------------------------------------------------------------------
Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s).

Requirements for written requests
----------------------------------------------------------------------------
* Letter of instruction signed by surviving tenant.

* Copy of death certificate.

* Medallion signature guarantee if applicable (see above).

Seller
----------------------------------------------------------------------------
Executors of shareholder estates.

* Letter of instruction signed by executor.

* Copy of order appointing executor, certified within the past 12 months.

* Medallion signature guarantee if applicable (see above).

Requirements for written requests
----------------------------------------------------------------------------
Administrators, conservators, guardians and other sellers or account types not listed above.

* Call 1-888-972-8696 for instructions.

----------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for
instructions and assistance.
----------------------------------------------------


YOUR ACCOUNT 9

----------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for the fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). The fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the Statement of Additional Information (SAI).

Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange Class I shares for shares of any other institutional fund, Class I shares or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note:
Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I or institutional fund shares.

A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading.
Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel, (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund's judgment, such delay would be in the fund's best interest, in which case both the redemption and purchase side of the exchange will receive the fund's net asset values at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies The fund's board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

10 YOUR ACCOUNT

Limitation on exchange activity The fund, through its agents, undertakes to use its best efforts to exercise the fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example:
These exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of the fund's shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

* The fund will invest a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

* The fund may invest a material portion of its assets in securities of non-U.S. issuers and may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account Information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take other steps that it deems reasonable.

Certificated shares The fund does not issue share certificates. Shares are electronically recorded.

YOUR ACCOUNT 11

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

* after every transaction (except a dividend reinvestment) that affects your account balance

* after any changes of name or address of the registered owner(s)

* in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The fund generally distributes most or all of its net earnings in the form of dividends. The fund declares and pays any income dividends annually. Capital gains, if any, are distributed annually.

Dividend reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund's short-term capital gains are taxable as ordinary income. Dividends from the fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Fund securities The fund's portfolio securities disclosure policy can be found in the SAI and on the fund's Web site, www.jhfunds.com. The fund's Web site also lists fund holdings. Portfolio holding information is posted on the fund's Web site each month on a one month lag and is available on the fund's Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund's Web site.

12 YOUR ACCOUNT

Fund Details

------------------------------------------------------------------------
BUSINESS STRUCTURE

The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations. The trustees have the power to change the fund's investment goal without shareholder approval.

The trustees also have the power to change the fund's policy of investing at least 80% of its assets in large-capitalization companies without shareholder approval. The fund will provide shareholders with written notice at least 60 days prior to a change in this 80% policy.


The management firm The fund is managed by John Hancock Advisers, LLC, 601 Congress Street, Boston, MA 02210-2805. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and managed approximately $34 billion in assets as of September 30, 2005.

Subadvisers Sovereign Asset Management LLC ("Sovereign") subadvises the Fund. Sovereign, located at 101 Huntington Avenue, Boston, MA, was founded in 1979 and provides investment advisory services to individual and institutional investors. Sovereign is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of September 30, 2005, had total assets under management of approximately $1.5 billion.


Management fee During the fund's last fiscal year, the fund paid the investment adviser management fees at a rate of 0.00% of the fund's average daily net assets, after the expense reimbursement.


FUND DETAILS 13

------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock Mid Cap Equity funds, including a brief summary of their business careers over the past five years. The Statement of Additional Information of the fund includes additional details about its portfolio manager(s), including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

Henry E. Mehlman, CFA
------------------------------------------------------------------------
Vice president, Sovereign Asset
Management LLC
Joined subadviser in 2006
Vice president, John Hancock Advisers
(2002-2005)
Senior portfolio manager, The Colony Group
(2001-2002)
Began business career in 1972

Alan E. Norton, CFA
------------------------------------------------------------------------
Vice president, Sovereign Asset
Management LLC
Joined subadviser in 2006
Vice president, John Hancock Advisers
(2002-2005)
Senior portfolio manager, The Colony Group
(2001-2002)
Began business career in 1987

14 FUND DETAILS

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of the fund, including total return information showing how much an investment in the fund has increased or decreased each year.

Figures audited by Deloitte & Touche LLP.

CLASS I SHARES    PERIOD ENDED:                           10-31-03 1   10-31-04
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------
Net asset value, beginning of period                        $10.00     $11.35
-------------------------------------------------------------------------------
Net investment loss 2                                        (0.01)     (0.03)
-------------------------------------------------------------------------------
Net realized and unrealized gain on investments               1.36       0.52
-------------------------------------------------------------------------------
Total from investment operations                              1.35       0.49
-------------------------------------------------------------------------------
Less distributions
-------------------------------------------------------------------------------
From net realized gain                                          --      (0.18)
-------------------------------------------------------------------------------
Net asset value, end of period                              $11.35     $11.66
-------------------------------------------------------------------------------
Total return 3,4 (%)                                         13.50 5     4.37

RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Net assets, end of period (in millions)                         -- 6       -- 6
-------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                   0.90 7     0.90
-------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets 8 (%)        5.90 7     2.12
-------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)       (0.27) 7   (0.26)
-------------------------------------------------------------------------------
Portfolio turnover (%)                                          48         46

1 Class I shares began operations on 8-4-03.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total return would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

8 Does not take into consideration expense reductions during the period shown.

--------------------------------------------------------------------------
The following return is not audited and is not part of the audited financial highlights presented above:

Without the expense reduction, the return for the period or year ended October 31, 2003 and 2004, would have been 12.29% and 3.15%, respectively.



FUND DETAILS 15

For more information

Two documents are available that offer
further information on John Hancock
Mid Cap Equity Fund:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the fund. The fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

[C]2005 JOHN HANCOCK FUNDS, LLC        81IPN   3/06


To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:  John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1001
          Boston, MA 02217-1001

By phone: 1-888-972-8696

By EASI-Line: 1-800-597-1897

By TDD: 1-800-554-6713

In addition, you may visit the fund's Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov


[JOHN HANCOCK LOGO OMITTED]
John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com